Subsequent Events	6 Months Ended	12 Months Ended
	Mar. 31, 2020	Sep. 30, 2019
Subsequent Events [Abstract]
Subsequent Events

NOTE 13 – SUBSEQUENT EVENTS

COVID-19 pandemic

The COVID-19 pandemic announced by the World Health Organisation post 31 January 2020 is having negative impact on the world economy. We have witnessed unprecedented measures implemented by the government on strict border security requirements. It is likely to have a significant impact on the Company’s export sales and associated supply chains. However, at this point of time, the impact of COVID-19 is unknown and cannot be quantified. We expect our business to remain in operation but will manage the unavoidable disruptions to our best abilities.

NOTE 13 – SUBSEQUENT EVENTS None.